S000090468 [Member] Investment Objectives and Goals - iShares GA Dynamic Equity Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES DYNAMIC EQUITY ACTIVE ETF Ticker: BDYN Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Dynamic Equity Active ETF (the “Fund”) seeks to provide total return.